Special Items (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Special Items [Line Items]
Impairment and derecognition of assets (1)	$ 94	$ 115	$ 297
Impairment of other investments	0	1	3
Retrenchment and related costs	33	75	88
Legal fees and other costs related to contract terminations and settlement costs	5	68	71
Write-down of inventories	1	3	3
Net (profit) loss on disposal of assets (2)	22	(1)	(8)
Royalties received	(6)	(7)	(18)
Indirect tax expenses (recoveries)	2	(1)	2
Special items	151	$ 253	$ 438
Impairment loss recognised in profit or loss, property, plant and equipment	93
TaxEffectOfImpairmentLossRecognisedInProfitOrLossPropertyPlantAndEquipment	(27)
ImpairmentLossRecognisedInProfitOrLossPropertyPlantAndEquipmentaftertax	66
GainsLossesOnDisposalsOfHeldForSaleAssets	25
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations	$ 309